Form N-1A Cover	Feb. 06, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 06, 2026
Prospectus Date	Jun. 27, 2025